STOCKHOLDERS' EQUITY (DEFICIENCY) (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of Shares
Outstanding	1,132	1,027
Options granted	41	170
Options exercised	(43)
Options forfeited or expired	(11)	(65)
Outstanding	1,119	1,132	1,027
Exercisable at December 31, 2013	963
Options available for grant at December 31, 2013	1,537
Weighted-Average Exercise Price
Outstanding	$ 2.06	$ 2.21
Options granted	$ 4.35	$ 1.10
Options exercised	$ 1.57
Options forfeited or expired	$ 1.27	$ 1.85
Outstanding	$ 2.17	$ 2.06	$ 2.21
Exercisable at December 31, 2013	$ 2.19
Weighted-Average Contractual Term
Outstanding	6 years 10 months 21 days	6 years 11 months 9 days	6 years 7 months 17 days
Options granted	10 years	10 years
Options exercised	10 years
Options forfeited or expired	10 years	10 years
Exercisable at December 31, 2013	6 years 3 months 5 days
Aggregate Intrinsic Value
Outstanding
Options granted
Options exercised
Options forfeited or expired
Outstanding	7,815
Exercisable at December 31, 2013	$ 6,706